ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 8,037,938	$ 6,869,148
Less: allowance for credit losses	(1,792,820)	(1,288,578)	$ (1,031,775)	$ (780,109)
Account receivable, net	$ 6,245,118	$ 5,580,570